Property, Plant and Equipment (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cost
Beginning balance, property plant and equipment	[1]	£ 20,780
Ending balance, property plant and equipment		14,177	£ 20,780	[1]
Depreciation
Beginning balance, property plant and equipment	[1]	20,780
Ending balance, property plant and equipment		14,177	20,780	[1]
Net book value		14,177	20,780	[1]
Computers and Equipment
Cost
Beginning balance, property plant and equipment		7,635
Ending balance, property plant and equipment		4,049	7,635
Depreciation
Beginning balance, property plant and equipment		7,635
Ending balance, property plant and equipment		4,049	7,635
Net book value		4,049	7,635
Fixtures and Fittings
Cost
Beginning balance, property plant and equipment		12,416
Ending balance, property plant and equipment		8,803	12,416
Depreciation
Beginning balance, property plant and equipment		12,416
Ending balance, property plant and equipment		8,803	12,416
Net book value		8,803	12,416
Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment		729
Ending balance, property plant and equipment		1,325	729
Depreciation
Beginning balance, property plant and equipment		729
Ending balance, property plant and equipment		1,325	729
Net book value		1,325	729
Cost
Cost
Beginning balance, property plant and equipment		50,152	51,113
Additions		3,530	4,833
On acquisition of subsidiaries		63	1,041
Disposals		(6,953)	(6,325)
Transfers		0	0
Effect of foreign exchange translations		1,317	510
Ending balance, property plant and equipment		45,475	50,152
Depreciation
Beginning balance, property plant and equipment		50,152	51,113
Disposals		(6,953)	(6,325)
Effect of foreign exchange translations		1,317	510
Ending balance, property plant and equipment		45,475	50,152
Net book value		45,475	50,152
Cost | Computers and Equipment
Cost
Beginning balance, property plant and equipment		24,002	25,663
Additions		1,268	2,565
On acquisition of subsidiaries		18	736
Disposals		(4,012)	(4,681)
Transfers		0	0
Effect of foreign exchange translations		612	281
Ending balance, property plant and equipment		20,664	24,002
Depreciation
Beginning balance, property plant and equipment		24,002	25,663
Disposals		(4,012)	(4,681)
Effect of foreign exchange translations		612	281
Ending balance, property plant and equipment		20,664	24,002
Net book value		20,664	24,002
Cost | Fixtures and Fittings
Cost
Beginning balance, property plant and equipment		25,421	24,591
Additions		939	1,541
On acquisition of subsidiaries		45	305
Disposals		(2,941)	(1,644)
Transfers		727	857
Effect of foreign exchange translations		705	229
Ending balance, property plant and equipment		23,486	25,421
Depreciation
Beginning balance, property plant and equipment		25,421	24,591
Disposals		(2,941)	(1,644)
Effect of foreign exchange translations		705	229
Ending balance, property plant and equipment		23,486	25,421
Net book value		23,486	25,421
Cost | Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment		729	859
Additions		1,323	727
On acquisition of subsidiaries		0	0
Disposals		0	0
Transfers		(727)	(857)
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		1,325	729
Depreciation
Beginning balance, property plant and equipment		729	859
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		1,325	729
Net book value		1,325	729
Depreciation
Cost
Beginning balance, property plant and equipment		(29,372)	(25,173)
Disposals		6,025	5,766
Effect of foreign exchange translations		(885)	(347)
Ending balance, property plant and equipment		(31,298)	(29,372)
Depreciation
Beginning balance, property plant and equipment		(29,372)	(25,173)
Charge for the year		8,836	10,312
Disposals		6,025	5,766
Effect of foreign exchange translations		(885)	(347)
Ending balance, property plant and equipment		(31,298)	(29,372)
Net book value		(31,298)	(29,372)
Depreciation | Computers and Equipment
Cost
Beginning balance, property plant and equipment		(16,367)	(15,223)
Disposals		3,777	4,538
Effect of foreign exchange translations		(464)	(216)
Ending balance, property plant and equipment		(16,615)	(16,367)
Depreciation
Beginning balance, property plant and equipment		(16,367)	(15,223)
Charge for the year		4,489	5,898
Disposals		3,777	4,538
Effect of foreign exchange translations		(464)	(216)
Ending balance, property plant and equipment		(16,615)	(16,367)
Net book value		(16,615)	(16,367)
Depreciation | Fixtures and Fittings
Cost
Beginning balance, property plant and equipment		(13,005)	(9,950)
Disposals		2,248	1,228
Effect of foreign exchange translations		(421)	(131)
Ending balance, property plant and equipment		(14,683)	(13,005)
Depreciation
Beginning balance, property plant and equipment		(13,005)	(9,950)
Charge for the year		4,347	4,414
Disposals		2,248	1,228
Effect of foreign exchange translations		(421)	(131)
Ending balance, property plant and equipment		(14,683)	(13,005)
Net book value		(14,683)	(13,005)
Depreciation | Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		0	0
Depreciation
Beginning balance, property plant and equipment		0	0
Charge for the year		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		0	0
Net book value		£ 0	£ 0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).